Filed Pursuant to 497(a)

File No. 333-251166

Rule 482ad

Terra Income Fund 6, Inc. Prices Public Offering of

$34.75 Million 7.00% Notes Due 2026

NEW YORK, NY (February 3, 2021) – Terra Income Fund 6, Inc. (the “Company”) today announced that it has priced an underwritten public offering of $34.75 million in aggregate principal amount of 7.00% unsecured notes due 2026 (the “Notes”). The Notes will mature on March 31, 2026, and may be redeemed in whole or in part at any time or from time to time at the Company’s option on or after February 10, 2023. The Notes will bear interest at a rate of 7.00% per year payable quarterly on March 30, June 30, September 30 and December 30 of each year, beginning June 30, 2021. The Company has granted the underwriters an option to purchase up to an additional $5.21 million in aggregate principal amount of notes. The offering is expected to close on February 10, 2021, subject to customary closing conditions.

The Company expects to use the net proceeds from this offering to make investments in its targeted investments in accordance with its investment objectives and strategies and for general corporate purposes.

The Notes are expected to be listed on the New York Stock Exchange under the symbol “TFSA” and to trade thereon within 30 days of the original issue date.

Ladenburg Thalmann & Co. Inc., William Blair & Company L.L.C., and National Securities Corporation, a wholly owned subsidiary of National Holdings, Inc. (NASDAQ:NHLD) are acting as joint book-running managers. Investors are advised to consider carefully the investment objective, risks and charges and expenses of the Company before investing.

Alston & Bird LLP acted as legal counsel to the Company, and Blank Rome LLP acted as legal counsel to the underwriters.

This press release does not constitute an offer to sell or the solicitation of an offer to buy, nor will there be any sale of, the Notes referred to in this press release in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities laws of such state or jurisdiction. A registration statement relating to these securities was filed and has been declared effective by the Securities and Exchange Commission.

The offering will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the offering may be obtained for free by visiting the SEC’s website at www.sec.gov or may be obtained from of any of the following investment banks: Ladenburg Thalmann & Co. Inc., Attn: Syndicate Department, 640 5th Ave, 4th Floor New York, NY 10019, or by emailing prospectus@ladenburg.com (telephone number 1-800-573-2541); William Blair & Company, L.L.C., Attn: Preferred Syndicate Department, the William Blair Building, 150 North Riverside Plaza, Chicago, Illinois 60606 or by emailing astout@williamblair.com (telephone number 312-364-8095); or National Securities Corporation, Attn: Syndicate Department, 200 Vesey Street, 25th Floor New York, NY 10281, or by emailing prospectusrequest@nationalsecurities.com (telephone number 1-212-417-3634). The preliminary prospectus contains a description of these matters and other important information about the Company and should be read carefully before investing.

About Terra Income Fund 6, Inc.

Terra Income Fund 6, Inc. is an externally managed, specialty finance company that invests primarily in commercial real estate loans, preferred equity real estate investments and select commercial real estate-related debt securities of private companies. The Company’s primary investment objectives are to pay attractive and stable cash distributions and to preserve, protect and return capital contributions to stockholders. The Company is a non-diversified, closed-end management investment company that has elected to be regulated as a business development company (“BDC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and to be taxed as a real estate investment trust (“REIT”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Company is externally advised by Terra Income Advisors, LLC, an affiliate of Terra Capital Partners.

Cautionary Notice Regarding Forward-Looking Statements

This press release may contain forward-looking statements within the meaning of the federal securities laws because they relate to future events or the Company’s future performance or financial condition. All statements, other than statements of historical facts, including, among others, statements regarding the Company’s intended use of proceeds from the offering noted above, future financial position or operating results, future distributions and dividends, and future performance, are forward-looking statements. Those statements include statements regarding the intent, belief, or current expectations of the Company, as well as the assumptions on which such statements are based, and generally are identified by the use of words such as "may," "will," "seeks," "anticipates," "believes," "estimates," "expects," "plans," "intends," "should," or similar expressions, although not all forward-looking statements may contain such words. Forward-looking statements are not guarantees of future events or performance and involve risks and uncertainties that actual results may differ materially from those contemplated by such forward-looking statements. Many of these factors are beyond the Company’s abilities to control or predict. Such factors include, but are not limited to, (i) the Company’s future operating results; (ii) the potential negative impacts of COVID-19 on the global economy and the impacts of COVID-19 on the Company’s financial condition, results of operations, liquidity and capital resources and business operations; (iii) actions that may be taken by governmental authorities to contain the COVID-19 outbreak or to treat its impact; (iv) the Company’s business prospects and the prospects of its portfolio companies; (v) the impact of the investments that the Company expects to make; (vi) the ability of the Company’s portfolio companies to achieve their objectives; (vii) the Company’s current and expected financings and investments; (viii) the adequacy of the Company’s cash resources, financing sources and working capital; (ix) the timing and amount of cash flows, distributions and dividends, if any, from the Company’s portfolio companies; (x) the Company’s contractual arrangements and relationships with third parties; (xi) actual and potential conflicts of interest with any of the following affiliated entities: Terra Income Advisors, LLC, the Company’s investment adviser; Terra Capital Partners, LLC, the Company’s sponsor; Terra REIT Advisors, LLC, a subsidiary of the Company’s sponsor; Terra Fund Advisors, LLC, an affiliate of the Company’s sponsor; Terra Secured Income Fund, LLC; Terra Property Trust, Inc.; Terra Property Trust 2, Inc.; Terra International Fund 3 REIT, LLC; Terra Capital Advisors, LLC; Terra Capital Advisors 2, LLC; Terra Income Advisors 2, LLC; or any of their affiliates; (xii) the dependence of the Company’s future success on the general economy and its effect on its investments; (xiii) the Company’s use of financial leverage; (xiv) the ability of the Company’s advisor to locate suitable investments for the Company and to monitor and administer the Company’s investments; (xv) the ability of the Company’s advisor or its affiliates to attract and retain highly talented professionals; (xvi) the Company’s ability to elect to be taxed as, and maintain thereafter, its qualification as a REIT under the Code and as a BDC under the 1940 Act; (xvii) the impact on the Company’s business of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and the rules and regulations issued thereunder; (xviii) the effect of changes to tax legislation and the Company’s tax position; and (xix) the tax status of the enterprises in which the Company invests. Additional information concerning factors that could cause actual results to differ materially from those forward-looking statements is contained from time to time in the Company's filings with the SEC. The Company refers you to the sections entitled “Risk Factors” and “Special Note Regarding Forward-Looking Statements” contained in the Company's registration statement on Form N-2 which relates to this offering. Copies of each filing may be obtained from the Company or the SEC.